Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 211,513	$ 342,065
Short-term investments		50,104
Accounts receivable
Customers and agents, less allowances of $37,654 and $59,206, respectively	466,048	467,255
Roaming	23,865	30,136
Affiliated	994	980
Other, less allowances of $859 and $1,032, respectively	66,051	88,224
Inventory, net	267,068	238,188
Prepaid expenses	59,744	65,596
Net deferred income tax asset	93,058	99,105
Other current assets	90,834	19,538
Total current assets	1,279,175	1,401,191
Assets held for sale	107,055	16,027
Investments
Licenses	1,443,438	1,401,126
Goodwill	370,151	387,524
Investments in unconsolidated entities	283,014	265,585
Total investments	2,096,603	2,054,235
Property, plant and equipment
In service and under construction	7,458,740	7,717,512
Less: Accumulated depreciation and amortization	4,730,523	4,860,992
Property, plant and equipment, net	2,728,217	2,856,520
Other assets and deferred charges	276,218	117,735
Total assets	6,487,268	6,445,708
Current liabilities
Current portion of long-term debt	46	166
Accounts payable
Affiliated	9,774	11,243
Trade	306,845	405,583
Customer deposits and deferred revenues	287,562	256,740
Accrued taxes	36,652	73,820
Accrued compensation	66,162	66,566
Other current liabilities	149,853	192,055
Total current liabilities	856,894	1,006,173
Liabilities held for sale	20,934
Deferred liabilities and credits
Net deferred income tax liability	859,867	836,297
Other deferred liabilities and credits	284,002	315,073
Long-term debt	1,151,819	878,032
Commitments and contingencies
Noncontrolling interests with redemption features	1,150	536
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,472,558	1,424,729
Treasury Shares, at cost	(169,139)	(164,692)
Retained earnings	1,910,498	2,043,095
Total U.S. Cellular shareholders' equity	3,301,991	3,391,206
Noncontrolling interests	10,611	18,391
Total equity	3,312,602	3,409,597
Total liabilities and equity	$ 6,487,268	$ 6,445,708